Net Loss Per Share (Tables)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of calculation of basic and diluted net loss per share
The following table presents the calculation of basic and diluted net loss per share for the Company’s common stock (in thousands, except shares and per share amounts):

	Three Months Ended March 31,
	2023	2022
Numerator:
Net loss for basic and diluted earnings per common share	$(63,312)	$(16,778)
Unpaid cumulative dividends on preferred stock	(4,117)	(9,523)
Net loss allocated to common shareholders	$(67,429)	$(26,301)
Denominator:
Weighted-average shares used in calculating net loss per share, basic and diluted	116,530,963	9,219,499
Net loss per common share, basic and diluted(1)	$(0.58)	$(2.85)
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(1)In periods in which the Company reports a net loss, all potential common shares are excluded from the calculation of diluted weighted average shares outstanding because of their anti-dilutive effect on loss per share.

The following table presents the calculation of basic and diluted net loss per share for the Company’s common stock (in thousands, except shares and per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Numerator:
Net loss for basic and diluted earnings per common share	$(26,786)	$(15,929)	$(90,098)	$(32,707)
Unpaid cumulative dividends on preferred stock	—	(9,654)	(4,117)	(19,177)
Net loss allocated to common shareholders	$(26,786)	$(25,583)	$(94,215)	$(51,884)
Denominator:
Weighted-average shares used in calculating net loss per share, basic and diluted	195,537,601	9,222,214	156,472,730	9,222,870
Net loss per common share, basic and diluted(1)	$(0.14)	$(2.77)	$(0.60)	$(5.63)
__________________
(1)In periods in which the Company reports a net loss, all potential common shares are excluded from the calculation of diluted weighted average shares outstanding because of their anti-dilutive effect on loss per share.

The following table presents the calculation of basic and diluted net loss per share for the Company’s common stock (in thousands, except shares and per share amounts):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Numerator:
Net loss for basic and diluted earnings per common share	$(25,326)	$(22,267)	$(115,424)	$(54,974)
Unpaid cumulative dividends on preferred stock	—	(9,748)	(4,117)	(28,925)
Net loss allocated to common shareholders	$(25,326)	$(32,015)	$(119,541)	(83,899)
Denominator:
Weighted-average shares used in calculating net loss per share, basic and diluted	195,869,537	9,229,781	169,797,443	9,223,884
Net loss per common share, basic and diluted(1)	$(0.13)	$(3.47)	$(0.70)	$(9.10)
__________________
(1)In periods in which the Company reports a net loss, all common stock equivalents are excluded from the calculation of diluted weighted average shares outstanding because of their anti-dilutive effect on loss per share.

The following table presents the calculation of basic and diluted net loss per share for the Company’s common stock (in thousands, except shares and per share amounts):

	Year Ended December 31,
	2022	2021
Numerator:
Net loss for basic and diluted earnings per common share	$(76,356)	$(46,689)
Unpaid cumulative dividends on preferred stock	(38,672)	(36,758)
Net loss allocated to common shareholders	$(115,028)	$(83,447)
Denominator:
Weighted-average shares used in calculating net loss per share, basic and diluted	9,302,080	8,585,999
Net loss per common share, basic and diluted(1)	$(12.37)	$(9.72)
__________________
(1)In periods in which the Company reports a net loss, all stock-based compensation awards are excluded from the calculation of diluted weighted average shares outstanding because of their anti-dilutive effect on earnings (loss) per share.

Schedule of antidilutive securities excluded from computation of earnings per share
As of March 31, 2023 and 2022, potential shares of common stock not included in the computation of loss per share because their effect would be antidilutive include the following:

	Three Months Ended March 31,
	2023	2022
Redeemable convertible preferred stock (if converted)	—	129,148,393
Options	14,355,066	16,790,437
RSAs	—	2,535,825
Brookfield SAFE	5,000,000	—
Warrants	16,657,686	985,278
Total	36,012,752	149,459,933

As of June 30, 2023 and 2022, potential shares of common stock not included in the computation of loss per share because their effect would be antidilutive include the following:

	June 30,
	2023	2022
Redeemable convertible preferred stock (if converted)	—	129,148,393
Options	17,423,238	16,633,612
RSUs	6,901,360	—
RSAs	—	2,535,825
Brookfield SAFE	5,000,000	—
Warrants	16,657,686	985,278
Total	45,982,284	149,303,108

As of September 30, 2023 and 2022, common stock equivalents not included in the computation of loss per share because their effect would be antidilutive include the following:

	September 30,
	2023	2022
Redeemable convertible preferred stock (if converted)	—	129,148,393
Options	17,021,827	16,584,305
RSUs	7,042,901	—
RSAs	—	2,535,825
Brookfield SAFE	5,000,000	—
Warrants	16,657,686	985,278
Total	45,722,414	149,253,801

As of December 31, 2022 and 2021, potential shares of common stock not included in the computation of loss per share because their effect would be antidilutive include the following:

	Year Ended December 31,
	2022	2021
Redeemable convertible preferred stock (if converted)	129,148,393	129,148,393
Options	14,661,253	16,821,596
RSAs	2,535,825	2,535,825
Warrants	985,278	985,278
Total	147,330,749	149,491,092